Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses of intangible assets	$ 11,126	$ 10,888	$ 9,523